Capital & Equity (Details)	1 Months Ended				6 Months Ended		12 Months Ended
	Sep. 15, 2017 USD ($) $ / shares shares	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Jul. 25, 2017	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2017 $ / shares shares
Capital & Equity (Textual)
Ordinary shares, par value | $ / shares					$ 0.0001				$ 0.0001
Ordinary shares, authorized | shares					500,000,000				500,000,000
Ordinary shares, issued | shares					11,421,393				10,000,000
Proceeds for ordinary shares					$ 7,731,271
Capital contributions					$ 139,644		$ 1,054,607
Outstanding ordinary shares, description				1-for-10 reverse stock split.
IPO [Member]
Capital & Equity (Textual)
Proceeds for ordinary shares	$ 797,092
Ordinary Shares [Member]
Capital & Equity (Textual)
Ordinary shares, par value | $ / shares	$ 6.00				$ 0.0001
Ordinary shares, authorized | shares					500,000,000
Ordinary shares, issued | shares	1,421,394				10,000,000
Proceeds for ordinary shares	$ 8,528,363				$ 1,000
Capital contributions
Ordinary Shares [Member] | Hangzhou Longyun [Member]
Capital & Equity (Textual)
Capital contributions		$ 139,644	¥ 945,000				$ 1,053,607	¥ 6,800,000